Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Mar. 12, 2025 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not time the granting of equity awards with any favorable or unfavorable news released by the Company. We do not take material nonpublic information into account when determining the timing and terms of equity awards or for the purpose of affecting the value of executive compensation. Proximity of any awards to an earnings announcement or other market events is coincidental. In the event material nonpublic information were to become known to the Compensation Committee before the grant of an equity award, the Compensation Committee would consider the information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety.

In connection with our post-emergence management incentive program, during the fiscal year ended December 31, 2025, the Board awarded stock options to the NEOs in the period beginning four business days before our filing of a periodic report on Form 10-K or Form 10-Q, or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information (other than a current report on Form 8-K disclosing a material new stock option award under Item 5.02(e) of such Form 8-K), and ending one business day after the filing or furnishing of such report (the “Designated Periods”). Pursuant to SEC rules, we are providing the following information relating to the options awarded to such NEOs in the Designated Periods occurring during the fiscal year ended December 31, 2025.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/SH)	Grant Date Fair Value of the Award(1)

Percentage Change in the Closing Market price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information

Thomas H. Shortt	3/12/2025	129,700	$ 45.70	$1,459,125	-0.27%
Thomas H. Shortt	3/12/2025	129,700	$ 60.95	$1,247,714	-0.27%
Jonathan R. Sandison	3/12/2025	7,500	$ 45.70	$84,375	-0.27%
Jonathan R. Sandison	3/12/2025	7,500	$ 60.95	$72,150	-0.27%
Anna-Lisa C. Corrales	3/12/2025	5,000	$ 45.70	$56,250	-0.27%
Anna-Lisa C. Corrales	3/12/2025	5,000	$ 60.95	$ 48,100	-0.27%

Award Timing Method	In the event material nonpublic information were to become known to the Compensation Committee before the grant of an equity award, the Compensation Committee would consider the information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table	Pursuant to SEC rules, we are providing the following information relating to the options awarded to such NEOs in the Designated Periods occurring during the fiscal year ended December 31, 2025.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/SH)	Grant Date Fair Value of the Award(1)

Percentage Change in the Closing Market price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information

Thomas H. Shortt	3/12/2025	129,700	$ 45.70	$1,459,125	-0.27%
Thomas H. Shortt	3/12/2025	129,700	$ 60.95	$1,247,714	-0.27%
Jonathan R. Sandison	3/12/2025	7,500	$ 45.70	$84,375	-0.27%
Jonathan R. Sandison	3/12/2025	7,500	$ 60.95	$72,150	-0.27%
Anna-Lisa C. Corrales	3/12/2025	5,000	$ 45.70	$56,250	-0.27%
Anna-Lisa C. Corrales	3/12/2025	5,000	$ 60.95	$ 48,100	-0.27%

(1) The grant date fair value of each stock option award was determined using the Black-Scholes option pricing model. For options with an exercise price of $45.70 per share, the grant date fair value was $11.25 per share. For options with an exercise price of $60.95 per share, the grant date fair value was $9.62 per share. For a discussion of the assumptions used in the Black-Scholes calculation, see Note 15 to the Company's consolidated financial statements included in the Annual Report on Form 10-K for the fiscal year ended December 31, 2025, filed with the Securities and Exchange Commission on March 26, 2026.

Thomas H. Shortt
Awards Close in Time to MNPI Disclosures
Name		Thomas H. Shortt
Underlying Securities | shares		129,700
Exercise Price | $ / shares		$ 45.7
Fair Value as of Grant Date | $		$ 1,459,125
Underlying Security Market Price Change | Rate		(0.27%)
Thomas H. Shortt
Awards Close in Time to MNPI Disclosures
Name		Thomas H. Shortt
Underlying Securities | shares		129,700
Exercise Price | $ / shares		$ 60.95
Fair Value as of Grant Date | $		$ 1,247,714
Underlying Security Market Price Change | Rate		(0.27%)
Jonathan R. Sandison
Awards Close in Time to MNPI Disclosures
Name		Jonathan R. Sandison
Underlying Securities | shares		7,500
Exercise Price | $ / shares		$ 45.7
Fair Value as of Grant Date | $		$ 84,375
Underlying Security Market Price Change | Rate		(0.27%)
Jonathan R. Sandison
Awards Close in Time to MNPI Disclosures
Name		Jonathan R. Sandison
Underlying Securities | shares		7,500
Exercise Price | $ / shares		$ 60.95
Fair Value as of Grant Date | $		$ 72,150
Underlying Security Market Price Change | Rate		(0.27%)
Anna-Lisa C. Corrales
Awards Close in Time to MNPI Disclosures
Name		Anna-Lisa C. Corrales
Underlying Securities | shares		5,000
Exercise Price | $ / shares		$ 45.7
Fair Value as of Grant Date | $		$ 56,250
Underlying Security Market Price Change | Rate		(0.27%)
Anna-Lisa C. Corrales
Awards Close in Time to MNPI Disclosures
Name		Anna-Lisa C. Corrales
Underlying Securities | shares		5,000
Exercise Price | $ / shares		$ 60.95
Fair Value as of Grant Date | $		$ 48,100
Underlying Security Market Price Change | Rate		(0.27%)